Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	PKKW
Entity Registrant Name	Parkway Acquisition Corp.
Entity Central Index Key	0001657642
Entity Filer Category	Smaller Reporting Company